Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 580,020.64
Total Fee Amount	80.10
Total Offset Amount	0.00
Net Fee	$ 80.10
Offering Table N/A
Offset Table N/A	N/A